Derivative Instruments - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gain (loss) on derivative instruments	$ 12,808	$ (42,853)	$ (20,313)
Foreign exchange and other derivative financial instruments | Cross currency swap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss	(39,647)	(84,205)	(53,497)
Unrealized gain	38,648	91,914	46,127
Total realized and unrealized gain (loss) on derivative instruments	$ (999)	$ 7,709	$ (7,370)